Business Combinations, Investments and Divestitures - Acquisitions and Investments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended												0 Months Ended		12 Months Ended			0 Months Ended																0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Proprietary Technology and Customer Relationships [Member]	Dec. 31, 2012 Hospitality [Member]	Dec. 31, 2011 Hospitality [Member]	Dec. 31, 2012 Financial Services [Member]	Dec. 31, 2011 Financial Services [Member]	Dec. 31, 2012 Retail Solutions [Member]	Dec. 31, 2011 Retail Solutions [Member]	Feb. 07, 2012 POS and RDS [Member]	May 31, 2012 Wyse Sistemas De Informatica [Member]	Dec. 31, 2012 Domestic Hospitality Resellers [Member]	Sep. 07, 2012 Transoft International [Member]	Dec. 31, 2012 uGenius Technology Inc. [Member]	Dec. 31, 2011 Radiant [Member]	Dec. 31, 2010 Radiant [Member]	Aug. 24, 2011 Radiant [Member]	Aug. 24, 2011 Radiant [Member] Reseller Network [Member]		Aug. 24, 2011 Radiant [Member] Technology - Software and Hardware [Member]		Aug. 24, 2011 Radiant [Member] Trademarks [Member]		Aug. 24, 2011 Radiant [Member] Direct Customer Relationships [Member]		Aug. 24, 2011 Radiant [Member] Noncompete Agreements [Member]		Aug. 24, 2011 Radiant [Member] Internally Developed Software [Member]		Aug. 24, 2011 Radiant [Member] Hospitality [Member]	Aug. 24, 2011 Radiant [Member] Financial Services [Member]	Aug. 24, 2011 Radiant [Member] Retail Solutions [Member]	Oct. 15, 2010 Mobiqa [Member]	Oct. 15, 2010 Mobiqa [Member] Proprietary Technology and Customer Relationships [Member]
Business Acquisition [Line Items]
Purchase Consideration										$ 1	$ 13	$ 17	$ 40	$ 37			$ 1,206																$ 16
Net Tangible Assets Acquired/(Liabilities Assumed)																	78
Purchased Intangible Assets																	319
Goodwill																	809													624	86	99	14
Goodwill acquired	85	809		35	624	50	86	0	99
Goodwill recognized in connection with acquisition, deductible for tax purposes	55																73
Future compensation expense associated with acquisition													7
Future compensation expense associated with acquisition, period of recognition													2 years
Transaction expenses related to acquisition	23	37													30
Pre-existing equity investment in acquiree														8.70%
Identifiable intangible assets acquired - Estimated Fair Value			34														319	88		106		48		74		2		1						2
Identifiable intangible assets acquired - Weighted Average Amortization Period			7 years															13 years	[1]	6 years	[1]	9 years	[1]	15 years	[1]	2 years	[1]	2 years	[1]					4 years
Business Acquisition, Pro Forma Information [Abstract]
Revenue															5,538	5,057
Net Income attributable to NCR															$ (179)	$ 235

[1]	Determination of the weighted average amortization period of the individual categories of intangible assets was based on the nature of the applicable intangible asset and the expected future cash flows to be derived from the intangible asset. Amortization of intangible assets with definite lives is recognized over the period of time the assets are expected to contribute to future cash flows.